RELATED PARTY TRANSACTIONS AND BALANCES - Transactions with related parties (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Horgos Zhijiantiancheng
RELATED PARTY TRANSACTIONS AND BALANCES
Receipts of media deposits	$ 242,009